Exhibit 99.2

John Deere Owner Trust 2009

Statement to Certificateholders

$233,600,000  Class A-1 1.13155% Asset Backed Notes due July 02, 2010

$50,000,000  Class A-2 1.96% Asset Backed Notes due September 15, 2011

$309,000,000  Class A-3 2.59% Asset Backed Notes due October 15, 2013

$81,710,000  Class A-4 3.96% Asset Backed Notes due May 16, 2016

$28,093,218  Asset Backed Certificates

Payment Date:			15-Jul-09

(1) Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$40,950,259.71
		per $1,000 original principal amount:	$175.30

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$40,950,259.71

(2) (a) Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$264,330.08
		per $1,000 original principal amount:	$1.13

		(ii) Class A-2 Notes:	$98,000.00
		per $1,000 original principal amount:	$1.96

		(iii) Class A-3 Notes:	$800,310.00
		per $1,000 original principal amount:	$2.59

		(iv) Class A-4 Notes:	$323,571.60
		per $1,000 original principal amount:	$3.96

		(v) Total:	$1,486,211.68

(3)	(a) Pool Balance (excluding accrued interest) at end of related Collection Period:		$693,822,272.05

	(b) Note Value at end of related Collection Period:		$661,452,958.29

	(c) Pool Face Amount at the end of related Collection Period:		$756,009,882.95

(4) After giving effect to distributions on this Payment Date:

(a)		(i) Outstanding Principal Amount of Class A-1 Notes:	$192,649,740.29
		(ii) A-1 Note Pool Factor:	0.8246992

(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$50,000,000.00
	(ii)	A-2 Note Pool Factor:	1.0000000

(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$309,000,000.00
	(ii)	A-3 Note Pool Factor:	1.0000000

(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$81,710,000.00
	(ii)	A-4 Note Pool Factor:	1.0000000

(e)	(i)	Certificate Balance:	$28,093,218.00
	(ii)	Certificate Pool Factor:	1.0000000

(5) Amount of Servicing Fee:			$1,216,283.31
	per $1,000 original principal amount:		$1.73
(a) Amount of Servicing Fee earned:			$1,216,283.31
(b) Amount of Servicing Fee paid:			$0.00
(c) Amount of Servicing Fee Shortfall:			$1,216,283.31

(6) Amount of Administration Fee:			$100.00

(7) Amount paid to Indenture Trustee:			$0.00

(8) Amount paid to Owner Trustee:			$0.00

(9) Aggregate Purchase Amounts for Collection Period:			$0.00

(10) (i)	Amount in Reserve Account:		$16,604,979.56
(ii)	Specified Reserve Account Balance:		$16,857,678.00

(11) (i)	Face Amount of Receivables 60 days or more past due:		$2,595,354.00
(iii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.37%

(12) (i)	Aggregate amount of net losses for the collection period:		$0.00
(ii)	Cumulative amount of net losses:		$0.00
(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.00%